Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Jun. 30, 2024
Software and operating system [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years
Insurance brokerage licenses [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	20 years
Trade names [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Minimum [Member] | Non-compete agreements [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years 9 months 18 days
Minimum [Member] | Agent Resources [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	2 years 9 months 18 days
Maximum [Member] | Non-compete agreements [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	6 years
Maximum [Member] | Agent Resources [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years